INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Schedule of detailed information about intangible assets
The following table presents the breakdown of, and changes to, the balance of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016
Balance, beginning of year	$6,733	$5,764	$(660)	$(594)	$6,073	$5,170
Additions, net of disposals	(25)	(36)	121	91	96	55
Acquisitions through business combinations	8,412	1,227	—	—	8,412	1,227
Amortization	—	—	(442)	(166)	(442)	(166)
Foreign currency translation	131	(222)	(28)	9	103	(213)
Balance, end of year	$15,251	$6,733	$(1,009)	$(660)	$14,242	$6,073
The following table presents intangible assets by geography:

AS AT DEC. 31 (MILLIONS)	2017	2016
United States	$73	$340
Canada	364	230
Australia	2,078	1,945
Europe	1,594	1,273
India	130	130
Chile	1,100	1,054
Peru	1,144	1,050
Brazil	7,537	28
Other	222	23
	$14,242	$6,073

Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2017	2016
Infrastructure – Utilities	(a)	$7,091	$1,817
Infrastructure – Transport	(b)	2,663	2,504
Real estate	(c)	1,188	1,141
Private equity	(d)	3,094	426
Other		206	185
		$14,242	$6,073

Schedule of significant unobservable inputs
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2017	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$409	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Warrants (common shares and warrants)	246	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,559)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	213 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
	(704)		• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2017 and 2016:

	Financial Assets		Financial Liabilities
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016
Balance, beginning of year	$1,739	$1,691	$1,449	$1,261
Fair value changes in net income	(313)	(102)	(2)	48
Fair value changes in other comprehensive income[1]	5	(12)	67	35
Additions, net of disposals	(562)	162	749	105
Balance, end of year	$869	$1,739	$2,263	$1,449

1.	Includes foreign currency translation
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate/terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2017			2016
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	7.0%	5.8%	13	6.8%	5.6%	12
Canada	6.1%	5.5%	10	6.2%	5.5%	10
Australia	7.0%	6.1%	10	7.3%	6.1%	10
Europe	n/a	n/a	n/a	6.0%	5.0%	12
Brazil	9.7%	7.6%	7	9.3%	7.5%	10
Opportunistic and other
Opportunistic office	9.7%	6.9%	8	9.9%	7.6%	7
Opportunistic retail	9.0%	8.0%	10	10.2%	8.1%	12
Industrial	6.8%	6.2%	10	7.4%	6.6%	10
Multifamily	4.8%	n/a	n/a	4.9%	n/a	n/a
Triple net lease	6.4%	n/a	n/a	6.1%	n/a	n/a
Self-storage	5.8%	n/a	n/a	6.2%	n/a	n/a
Student housing	5.8%	n/a	n/a	5.9%	n/a	n/a
Manufactured housing	5.8%	n/a	n/a	n/a	n/a	n/a
Other investment properties	5.8%	n/a	n/a	5.4%	n/a	n/a
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport and energy assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Key valuation metrics of the company’s utilities, transport, energy and sustainable resources assets at the end of 2017 and 2016 are summarized below.

	Utilities		Transport		Energy		Sustainable Resources
AS AT DEC. 31	2017	2016	2017	2016	2017	2016	2017	2016
Discount rates	7 – 12%	7 – 12%	10 – 15%	10 – 17%	12 – 15%	9 – 14%	5 – 8%	6%
Terminal capitalization multiples	7x – 21x	7x – 18x	9x – 14x	8x – 14x	8x – 13x	10x – 12x	n/a	n/a
Investment horizon / Exit date(years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	3 – 30	3 – 30

Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily driven by avoided cost or future replacement value	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
This valuation utilizes the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year